FINANCIAL INSTRUMENTS - Schedule of Derivative Assets and Liabilities on Gross Basis and Net Settlement Basis (Detail) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Derivative Assets
Gross Amounts Recognized	$ 1,228
Gross Amounts Offset on the Balance Sheet	0
Net Amounts Presented on the Balance Sheet	1,228
Gross Amounts Not Offset on the Balance Sheet - Financial Instruments	(245)
Gross Amounts Not Offset on the Balance Sheet - Cash Collateral Received	0
Net Amount	983
Derivative Liabilities
Gross Amounts Recognized	(4,234)
Gross Amounts Offset on the Balance Sheet	0
Net Amounts Presented on the Balance Sheet	(4,234)
Gross Amounts Not Offset on the Balance Sheet - Financial Instruments	245
Gross Amounts Not Offset on the Balance Sheet - Cash Collateral Received	0
Net Amount	(3,989)
Interest rate
Derivative Assets
Gross Amounts Recognized	49
Gross Amounts Offset on the Balance Sheet	0
Net Amounts Presented on the Balance Sheet	49
Gross Amounts Not Offset on the Balance Sheet - Financial Instruments	0
Gross Amounts Not Offset on the Balance Sheet - Cash Collateral Received	0
Net Amount	49
Derivative Liabilities
Gross Amounts Recognized	0
Gross Amounts Offset on the Balance Sheet	0
Net Amounts Presented on the Balance Sheet	0
Gross Amounts Not Offset on the Balance Sheet - Financial Instruments	0
Gross Amounts Not Offset on the Balance Sheet - Cash Collateral Received	0
Net Amount	0
Foreign currency
Derivative Assets
Gross Amounts Recognized	1,179
Gross Amounts Offset on the Balance Sheet	0
Net Amounts Presented on the Balance Sheet	1,179
Gross Amounts Not Offset on the Balance Sheet - Financial Instruments	(245)
Gross Amounts Not Offset on the Balance Sheet - Cash Collateral Received	0
Net Amount	934
Derivative Liabilities
Gross Amounts Recognized	(4,234)
Gross Amounts Offset on the Balance Sheet	0
Net Amounts Presented on the Balance Sheet	(4,234)
Gross Amounts Not Offset on the Balance Sheet - Financial Instruments	245
Gross Amounts Not Offset on the Balance Sheet - Cash Collateral Received	0
Net Amount	$ (3,989)